Related Party Transactions - Additional Information (Detail) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Aug. 31, 2014
Related Party Transaction [Line Items]
Working capital advanced to Pool Managers	$ 47,493	$ 42,502
Teekay Tanker Operations Ltd [Member]
Related Party Transaction [Line Items]
Ownership percentage			50.00%
Value of the assets acquired, including working capital			$ 23,700
Teekay Tanker Operations Ltd [Member] | Working Capital [Member]
Related Party Transaction [Line Items]
Business acquisition assets			$ 6,700
Pool Managers [Member]
Related Party Transaction [Line Items]
Working capital advanced to Pool Managers	$ 41,600	$ 36,200